FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair Value Hierarchy Levels (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	$ 61,402	$ 59,010
Financial liabilities	293,079	286,537
Other financial assets
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	30,614	28,324
Level 1
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1,190	1,343
Financial liabilities	5	13
Level 1 | Other financial assets
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1,186	1,337
Level 1 | Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	5	9
Level 1 | Subsidiary equity obligations
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	0	4
Level 1 | Government bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	80	25
Level 1 | Corporate bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	0	0
Level 1 | Fixed income securities and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	494	455
Level 1 | Common shares and warrants
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	612	857
Level 1 | Loans and notes receivables
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	0	0
Level 1 | Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	4	6
Level 2
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	8,644	8,070
Financial liabilities	4,181	5,119
Level 2 | Other financial assets
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	5,387	5,550
Level 2 | Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	4,179	5,119
Level 2 | Accounts payable and other | Discounted cash flows
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	4,179
Level 2 | Subsidiary equity obligations
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	2	0
Level 2 | Government bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1,336	1,575
Level 2 | Corporate bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1,686	1,662
Level 2 | Fixed income securities and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	969	958
Level 2 | Common shares and warrants
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1,367	1,309
Level 2 | Loans and notes receivables
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	29	46
Level 2 | Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	3,257	2,520
Level 3
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	8,733	8,801
Financial liabilities	3,231	3,518
Level 3 | Other financial assets
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	8,667	8,712
Level 3 | Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	3,086	3,259
Level 3 | Accounts payable and other | Discounted cash flows
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	3,086
Level 3 | Subsidiary equity obligations
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	145	259
Level 3 | Subsidiary equity obligations | Discounted cash flows
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	145
Level 3 | Government bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	0	0
Level 3 | Corporate bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets		777
Level 3 | Corporate bonds | Discounted cash flows
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	726
Level 3 | Fixed income securities and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	5,416	4,903
Level 3 | Fixed income securities and other | Discounted cash flows
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	5,416
Level 3 | Common shares and warrants
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	2,509	3,015
Level 3 | Loans and notes receivables
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	16	17
Level 3 | Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	$ 66	$ 89